Related Party Transactions and Exempt Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party Transactions and Exempt Party-in-Interest Transactions

Note 3 – Related Party Transactions and Exempt Party-in-Interest Transactions

At December 31, 2025 and 2024, the Plan investment’s in the Company Stock Fund included 420,134 and 434,402 shares, respectively, of Wesbanco, Inc. common stock. During 2025, the Plan received $650,262 in dividends.

At December 31, 2025 and 2024, the Plan investments include shares of registered investment companies issued by an affiliate of the Company. During 2025, the Plan received $2,073,679 in dividends on these funds.

The Plan also issues loans to participants, which are secured by the vested balances in the participants’ accounts.

The administrative expenses that are paid to service providers of the Plan represent party-in-interest transactions.